Note 5 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0
Earliest Tax Year [Member]
Open Tax Year	2011
Latest Tax Year [Member]
Open Tax Year	2015
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 222,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards		$ 170,000